SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total long-term debt	$ 17,007	$ 19,082	$ 27,036
Less current portion	(8,674)	(8,524)	(7,950)
LONG-TERM PORTION	8,333	10,558	19,086
Vehicle Note Payable [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 17,007	$ 19,082	$ 27,036